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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ---------------------------

Check here if Amendment [ ]; Amendment  Number:
                                              --------
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Technology Crossover Management IV, L.L.C.
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Address:    c/o Technology Crossover Ventures
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             528 Ramona Street
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             Palo Alto, CA 94301
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Form 13F File Number:     28-10060
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Carla S. Newell
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Title:    Attorney-in-Fact
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Phone:    650-614-8200
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Signature, Place, and Date of Signing:

/s/ Carla S. Newell             Palo Alto, California           October 10, 2006
---------------------  --------------------------------------   ----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            None
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Form 13F Information Table Entry Total:       7
                                              -----------------------

Form 13F Information Table Value Total:       $558,858
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                                              (thousands)


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                           FORM 13F INFORMATION TABLE


                                                                                                              Voting
                      Title of               Value     Shares/   Sh/   Put/  Invstmt    Other                Authority
Name of Issuer         Class      CUSIP    (x$1000)    PrnAmt    Prn   Call  Dscretn  Managers     Sole       Shared     None
---------------       --------  ---------  --------  ----------  ---   ----  -------  --------  ----------   ---------   ----
Altiris, Inc.          Common   02148M100   64,722   3,068,827    SH          Sole               3,068,827         0        0
Amdocs Limited         Common   G02602103    2,957      74,671    SH          Sole                  74,671         0        0
eLoyalty Corp.         Common   290151109   10,031     553,873    SH          Sole                 553,873         0        0
Inphonic, Inc.         Common   45772G105   41,047   5,182,696    SH          Sole               5,182,696         0        0
Netflix, Inc.          Common   64110L106  239,695  10,522,187    SH          Sole              10,522,187         0        0
Redback Networks, Inc. Common   84856M209  138,245   9,959,993    SH          Sole               9,959,993         0        0
Techwell, Inc.         Common    8784D101   62,161   4,272,200    SH          Sole               4,272,200         0        0

                                          --------
                                TOTAL     $558,858